Note 7 - Debt - Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Senior secured debt	$ 158,558	$ 106,999
Less: Deferred finance fees	(2,786)	(2,380)
Total long term debt net of deferred finance fees	155,772	104,619
Current portion of long term debt	10,061	5,324
Long term debt	145,711	99,295
Less: Deferred finance fees	(339)	0
Total Debt net of deferred finance fees	175,086	104,619
Debt Related to Vessels Held for Sale [Member]
Total long term debt net of deferred finance fees	19,314	0
ABN Bank [Member]
Senior secured debt	36,185	0
Alpha Bank Predelivery Facility [Member]
Senior secured debt	38,000	0
BoComm [Member]
Senior secured debt	0	20,227
Cargill International SA [Member]
Senior secured debt	28,174	29,116
Avic International Leasing Co., Ltd [Member]
Senior secured debt	56,199	57,656
BoComm Leasing [Member]
Senior secured debt	$ 19,653	$ 0